COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Line Items]
Deferred underwriting commissions per unit	$ 0.35	$ 0.35
Deferred underwriting commission	$ 15,400,000	$ 15,400,000
Deferred Legal Fees	50,000	$ 50,000
Legal fees recorded	$ 7,650,000
Initial Public Offering
Commitments and Contingencies [Line Items]
Underwriting discount per unit	$ 0.20	$ 0.20
Underwriting discount aggregate value paid	$ 8,800,000	$ 8,800,000